Commitments and Contingencies - Additional Information (Q3) (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) ft² option	Jul. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) ft²	Dec. 31, 2021 USD ($) ft²	Nov. 30, 2021
Lessee, Lease, Description [Line Items]
Leaseback term					42 months
New Jersey
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²			2,105	2,105
Operating lease, payment per year			$ 100,000	$ 100,000
California
Lessee, Lease, Description [Line Items]
Operating lease, payment per year		$ 13,000
Massachusetts
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²	6,157
Operating lease, payment per year	$ 200,000
Free rent expense period	4 months
Number of options to extend | option	1
Renewal term	3 years
Notice period for option to extend	9 months